RECEIVABLES (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended							9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable
Accounts receivables				$ 0		$ 21,011					$ 0		$ 21,011	$ 0
License and related revenue				40,000			$ 0				40,000	$ 6,544	26,544	11,236	$ 0
Other receivables				$ 14,297		3,482					14,297		3,482	$ 0
Increase in other receivables						3,400					10,816	$ 0
Litigation Settlement
Accounts, Notes, Loans and Financing Receivable
Increase in other receivables											13,400
German VAT recovery
Accounts, Notes, Loans and Financing Receivable
Increase in other receivables					$ 2,400						$ 200
Qilu Pharmaceutical Co., Ltd.
Accounts, Notes, Loans and Financing Receivable
Accounts receivables		$ 900						$ 900
Licensing Agreements | Qilu Pharmaceutical Co., Ltd.
Accounts, Notes, Loans and Financing Receivable
License and related revenue		$ 900	$ 11,200					$ 900	$ 2,800	$ 11,200
Roche
Accounts, Notes, Loans and Financing Receivable
Accounts receivables						21,000							21,000
Milestone achieved						$ 20,000							$ 20,000
Proceeds from milestone achieved	$ 20,000